UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ballentine Finn & Co., Inc.
Address: 55 Mill Street
         P.O. Box 1860
         Wolfeboro, NH  03894

13F File Number:  28-12011

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roy C. Ballentine
Title:     President
Phone:     603-569-1717

Signature, Place, and Date of Signing:

     Roy C. Ballentine     Wolfeboro, NH     January 03, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $114,007 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLIED MATLS INC              COM              038222105      314    14000 SH       SOLE                        0        0    14000
BMC SOFTWARE INC               COM              055921100      187    10000 SH       SOLE                        0        0    10000
CHUBB CORP                     COM              171232101     2997    44013 SH       SOLE                        0        0    44013
CISCO SYS INC                  COM              17275R102      394    16225 SH       SOLE                        0        0    16225
DASSAULT SYS S A               SPONSORED ADR    237545108      456    10000 SH       SOLE                        0        0    10000
GANNETT INC                    COM              364730101      205     2300 SH       SOLE                        0        0     2300
GEORGIA PAC CORP               COM              373298108      209     6800 SH       SOLE                        0        0     6800
INTEL CORP                     COM              458140100      863    26800 SH       SOLE                        0        0    26800
INVESTMENT TECHNOLOGY GRP NE   COM              46145F105      462    28637 SH       SOLE                        0        0    28637
ISHARES TR                     S&P500/BAR VAL   464287408      401     7250 SH       SOLE                        0        0     7250
ISHARES TR                     MSCI EAFE IDX    464287465    12260    89632 SH       SOLE                        0        0    89632
ISHARES TR                     RUSSELL1000GRW   464287614     1223    26130 SH       SOLE                        0        0    26130
ISHARES TR                     RUSSELL1000VAL   464287598    10471   179383 SH       SOLE                        0        0   179383
ISHARES TR                     S&P 500 INDEX    464287200     2140    19241 SH       SOLE                        0        0    19241
ISHARES TR                     S&P SMLCAP 600   464287804     5665    42276 SH       SOLE                        0        0    42276
ISHARES TR                     S&P SMLCP VALU   464287879     7725    76828 SH       SOLE                        0        0    76828
ISHARES TR                     RUSSELL 1000     464287622    12984   217885 SH       SOLE                        0        0   217885
JDS UNIPHASE CORP              COM              46612J101      135    37000 SH       SOLE                        0        0    37000
L-3 COMMUNICATIONS HLDGS INC   COM              502424104      205     4000 SH       SOLE                        0        0     4000
LIMITED BRANDS INC             COM              532716107      891    49424 SH       SOLE                        0        0    49424
MICROSOFT CORP                 COM              594918104      348    12650 SH       SOLE                        0        0    12650
MIDCAP SPDR TR                 UNIT SER 1       595635103     1878    17814 SH       SOLE                        0        0    17814
NASDAQ 100 TR                  UNIT SER 1       631100104     1232    33791 SH       SOLE                        0        0    33791
ORACLE CORP                    COM              68389X105      158    12000 SH       SOLE                        0        0    12000
PAYCHEX INC                    COM              704326107     6060   162915 SH       SOLE                        0        0   162915
PFIZER INC                     COM              717081103     5940   168136 SH       SOLE                        0        0   168136
ROSS STORES INC                COM              778296103      211     8000 SH       SOLE                        0        0     8000
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803     1892    92840 SH       SOLE                        0        0    92840
SPDR TR                        UNIT SER 1       78462F103    35292   317142 SH       SOLE                        0        0   317142
SUN MICROSYSTEMS INC           COM              866810104      183    41000 SH       SOLE                        0        0    41000
SYCAMORE NETWORKS INC          COM              871206108      104    20000 SH       SOLE                        0        0    20000
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100      190    18576 SH       SOLE                        0        0    18576
TYCO INTL LTD NEW              COM              902124106      233     8801 SH       SOLE                        0        0     8801
ZHONE TECHNOLOGIES INC NEW     COM              98950P108       99    20000 SH       SOLE                        0        0    20000